BORROWINGS - Summary of Composition of Borrowings (Details) $ in Millions	Aug. 02, 2024 USD ($)	Jun. 30, 2024 USD ($) year	Dec. 31, 2023 USD ($) year	Jun. 30, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: Current portion		$ (1,031)	$ (183)
Corporate borrowings		1,514	2,626
Brookfield Reinsurance
Disclosure of detailed information about borrowings [line items]
Corporate borrowings		$ 7	$ 8
Credit facilities
Disclosure of detailed information about borrowings [line items]
Interest rate (%)		6.60%
Term (years) | year		5	5
Carrying value		$ 300	$ 0
Estimated fair value		$ 300	$ 0
Commercial paper
Disclosure of detailed information about borrowings [line items]
Interest rate (%)		5.90%	6.00%
Carrying value		$ 739	$ 183
Estimated fair value		$ 739	$ 183
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (%)		4.40%	4.30%
Term (years) | year		12	10
Carrying value		$ 2,869	$ 2,660
Estimated fair value		2,732	2,548
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value		3,908	2,843
Estimated fair value		3,771	2,731
Add: Unamortized premiums		1	2
Less: Unamortized financing fees		(13)	(12)
Less: Current portion		(1,031)	(183)
Borrowings		2,865	$ 2,650
Series 4 (C$150) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 150
Interest rate (%)		5.80%	5.80%
Term (years) | year		12	13
Carrying value		$ 110	$ 113
Estimated fair value		115	$ 121
Series 9 (C$400) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 400
Interest rate (%)		3.80%	3.80%
Term (years) | year		1	1
Carrying value		$ 292	$ 302
Estimated fair value		289	$ 297
Series 10 (C$500) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 500
Interest rate (%)		3.60%	3.60%
Term (years) | year		3	3
Carrying value		$ 366	$ 377
Estimated fair value		357	$ 366
Series 11 (C$475) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 475
Interest rate (%)		4.30%	4.30%
Term (years) | year		5	5
Carrying value		$ 347	$ 358
Estimated fair value		342	$ 353
Series 12 (C$475) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 475
Interest rate (%)		3.40%	3.40%
Term (years) | year		6	6
Carrying value		$ 347	$ 358
Estimated fair value		326	$ 335
Series 13 (C$300) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 300
Interest rate (%)		4.30%	4.30%
Term (years) | year		25	26
Carrying value		$ 219	$ 226
Estimated fair value		185	$ 201
Series 14 (C$425) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 425
Interest rate (%)		3.30%	3.30%
Term (years) | year		26	27
Carrying value		$ 311	$ 321
Estimated fair value		221	$ 240
Series 15 (C$400) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 400
Interest rate (%)		5.90%	5.90%
Term (years) | year		8	9
Carrying value		$ 292	$ 303
Estimated fair value		311	$ 324
Series 16 (C$400) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 400
Interest rate (%)		5.30%	5.30%
Term (years) | year		9	10
Carrying value		$ 293	$ 302	$ 400
Estimated fair value		298	$ 311
Series 17 (C$400) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount	$ 100	$ 400
Interest rate (%)	5.32%	5.30%	0.00%
Term (years) | year		30	0
Carrying value		$ 292	$ 0
Estimated fair value		$ 288	$ 0